Intangible assets, net	12 Months Ended
Dec. 31, 2020
Goodwill and Intangible Assets Disclosure [Abstract]
Intangible assets, net

Note 11 — Intangible assets, net

As of December 31, 2020, intangible assets consisted of the following:

		Weighted	Gross		Net
		Average	Carrying	Accumulated	Carrying
	Life	Remaining	Amount	Amortization	Amount
Finite lived intangible assets:
Customer relationships	15 years	12.8 years	$4,270,000	$624,223	$3,645,777
Developed technology	7 years	5.9 years	7,400,000	1,330,476	6,069,524
Membership network	7 years	4.7 years	1,740,000	580,000	1,160,000
Digital media	7 years	6.9 years	1,552,500	29,464	1,523,036
Total finite lived intangible assets			$14,962,500	$2,564,163	$12,398,337

Indefinite lived intangible assets:
Trademarks and tradenames	Indefinite		$3,140,000	$-	$3,140,000
Total indefinite lived intangible assets			$3,140,000	$-	$3,140,000
Total intangible assets			$18,102,500	$2,564,163	$15,538,337

As of December 31, 2019, intangible assets consisted of the following:

		Weighted	Gross		Net
		Average	Carrying	Accumulated	Carrying
	Life	Remaining	Amount	Amortization	Amount
Finite lived intangible assets:
Customer relationships	15 years	13.8 years	$4,270,000	$339,556	$3,930,444
Developed technology	7 years	5.7 years	3,800,000	697,619	3,102,381
Membership network	7 years	5.7 years	1,740,000	331,429	1,408,571
Non-compete agreements	2 years	.7 years	50,000	33,333	16,667
Total finite lived intangible assets			$9,860,000	$1,401,937	$8,458,063

Indefinite lived intangible assets:
Trademarks and tradenames	Indefinite		$3,140,000	$-	$3,140,000
Total indefinite lived intangible assets			$3,140,000	$-	$3,140,000
Total intangible assets			$13,000,000	$1,401,937	$11,598,063

Amortization expense for the years ended December 31, 2020 and 2019 was $1,212,226 and $1,089,668, respectively.

The estimated future amortization of intangibles subject to amortization at December 31, 2020 was as follows:

For the Years Ended December 31,	Amount
2021	$1,657,881
2022	1,657,881
2023	1,657,881
2024	1,657,881
2025	1,446,452
Thereafter	4,320,361
Total	$12,398,337